Consolidated Statements of Changes in Shareholders' Equity - AUD ($)	Issued Capital	Reserves	Accumulated Deficit During Development Stage	Total
Balance at Jun. 30, 2017	$ 144,018,006	$ 2,320,480	$ (122,648,452)	$ 23,690,034
Balance (in shares) at Jun. 30, 2017	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs
Issuance of shares in connection with At-The-Market facility, net of costs, (in shares)
Issuance of shares in connection with share purchase plan, net of costs
Issuance of shares in connection with share purchase plan, net of costs, (in shares)
Non-cash issuance of options to employees		$ 764,538		$ 764,538
Non-cash issuance of options to consultants
Issuance of shares in connection with exercise of options, net of costs
Issuance of shares in connection with exercise of options, net of costs, (in shares)
Transaction costs from issuance of shares	$ (107,678)			$ (107,678)
Transaction costs from issuance of shares, (in shares)
Expired options		$ (1,331,064)	$ 1,331,064
Total transactions with owners in their capacity as owners	$ (107,678)	$ (566,526)	$ 1,331,064	$ 656,860
Total transactions with owners in their capacity as owners, shares
Net loss			$ (8,265,737)	$ (8,265,737)
Total comprehensive loss for the year			(8,265,737)	(8,265,737)
Balance at Jun. 30, 2018	$ 143,910,328	1,753,954	(129,583,125)	16,081,157
Balance (in shares) at Jun. 30, 2018	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares	$ 13,084,629			$ 13,084,629
Issuance of shares, (in shares)	326,945,962
Issuance of shares in connection with share purchase plan, net of costs
Issuance of shares in connection with share purchase plan, net of costs, (in shares)
Non-cash issuance of options to employees		$ 89,138		$ 89,138
Non-cash issuance of options to consultants
Issuance of shares in connection with exercise of options, net of costs
Issuance of shares in connection with exercise of options, net of costs, (in shares)
Transaction costs from issuance of shares	$ (362,321)			$ (362,321)
Transaction costs from issuance of shares, (in shares)
Expired options		$ (684,117)	$ 684,117
Total transactions with owners in their capacity as owners	$ 12,722,308	$ (594,979)	$ 684,117	$ 12,811,446
Total transactions with owners in their capacity as owners, shares	326,945,962
Net loss			$ (12,337,830)	$ (12,337,830)
Total comprehensive loss for the year			(12,337,830)	(12,337,830)
Balance at Jun. 30, 2019	$ 156,632,636	1,158,975	(141,236,838)	16,554,773
Balance (in shares) at Jun. 30, 2019	860,837,432
Transactions with owners in their capacity as owners:
Initial adoption of IFRS 16			(6,261)	(6,261)
Restated total equity at 1 July 2019	$ 156,632,636	$ 1,158,975	$ (141,243,099)	$ 16,548,512
Restated total equity at 1 July 2019, shares	860,837,432
Issuance of shares	$ 4,363,886			$ 4,363,886
Issuance of shares, (in shares)	176,520,600
Issuance of shares in connection with share purchase plan, net of costs
Issuance of shares in connection with share purchase plan, net of costs, (in shares)
Non-cash issuance of options to employees
Non-cash issuance of options to consultants
Issuance of shares in connection with exercise of options, net of costs
Issuance of shares in connection with exercise of options, net of costs, (in shares)
Transaction costs from issuance of shares	$ (292,768)			$ (292,768)
Transaction costs from issuance of shares, (in shares)
Expired options		$ (280,838)	$ 280,838
Forfeited options reversed to profit or loss		(12,016)		(12,016)
Total transactions with owners in their capacity as owners	$ 4,071,118	(292,854)	280,838	4,059,102
Total transactions with owners in their capacity as owners, shares	176,520,600
Net loss			(13,456,800)	(13,456,800)
Total comprehensive loss for the year			(13,456,800)	(13,456,800)
Balance at Jun. 30, 2020	$ 160,703,754	$ 866,121	$ (154,419,061)	$ 7,150,814
Balance (in shares) at Jun. 30, 2020	1,037,358,032